Leases (Details)							12 Months Ended
	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Leases [Abstract]
ROU assets								$ 79,188
Lease liabilities								79,188
Annual rental payment	$ 96,903	¥ 660,000	$ 99,123	¥ 675,120	$ 63,348	¥ 431,460
Operating lease costs							$ 80,943	$ 77,144